Mainland and China Contribution Plan and Profit Appropriation - Additional Information (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Compensation And Retirement Disclosure [Abstract]
Employee benefits	¥ 22,289,686	$ 3,241,900	¥ 22,859,925	¥ 21,410,446